Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues (note 6)
License fees	$ 74	$ 24,325	$ 458
Product sales	129	2,167
Royalty income	45	184
Sales commission		110	465
Supply chain	284	95
Total revenues	532	26,881	923
Operating expenses (note 20)
Cost of sales	410	2,104
Research and development costs	1,837	2,932	10,704
General and administrative expenses	6,615	8,894	8,198
Selling expenses	1,214	3,109	5,095
Restructuring costs (note 16)	507
Impairment of right of use asset (note 5a)	22
Impairment of prepaid asset (note 10)	169
Total operating expenses	10,774	17,039	23,997
(Loss) income from operations	(10,242)	9,842	(23,074)
Settlements (note 27)		(1,400)
Gain due to changes in foreign currency exchange rates	87	656	502
Change in fair value of warrant liability (note 17)	4,518	263	2,222
Other finance (costs) income	(593)	278	75
Net finance income	4,012	1,197	2,799
(Loss) income before income taxes	(6,230)	9,639	(20,275)
Income tax recovery (expense) (note 22)	188	(5,452)	3,479
Net (loss) income	(6,042)	4,187	(16,796)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustments	83	(260)	(1,430)
Items that will not be reclassified to profit or loss:
Actuarial (loss) gain on defined benefit plans	(1,068)	193	694
Comprehensive (loss) income	$ (7,027)	$ 4,120	$ (17,532)
Net (loss) income per share (basic) (note 26)	$ (0.35)	$ 0.25	$ (1.12)
Net (loss) income per share (diluted) (note 26)	$ (0.35)	$ 0.24	$ (1.12)
Weighted average number of shares outstanding (note 26)
Basic	17,494,472	16,440,760	14,958,704
Diluted	17,494,472	17,034,812	14,958,704